Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
May 31, 2023

Dates Covered
Collections Period	05/01/23 - 05/31/23
Interest Accrual Period	05/15/23 - 06/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/23	190,772,123.49	16,308
Yield Supplement Overcollateralization Amount 04/30/23	4,494,592.46	0
Receivables Balance 04/30/23	195,266,715.95	16,308
Principal Payments	10,839,562.46	310
Defaulted Receivables	38,843.96	3
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/23	4,086,678.93	0
Pool Balance at 05/31/23	180,301,630.60	15,995

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.58%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,652,461.54	103
Past Due 61-90 days	371,127.83	23
Past Due 91-120 days	50,211.23	3
Past Due 121+ days	0.00	0
Total	2,073,800.60	129

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.12%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	19,168.31
Aggregate Net Losses/(Gains) - May 2023	19,675.65
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.12%
Prior Net Losses/(Gains) Ratio	-0.30%
Second Prior Net Losses/(Gains) Ratio	-0.23%
Third Prior Net Losses/(Gains) Ratio	0.16%
Four Month Average	-0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.21%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.75%
Weighted Average Contract Rate, Yield Adjusted	5.85%
Weighted Average Remaining Term	28.02

Flow of Funds	$ Amount
Collections	11,479,465.41
Investment Earnings on Cash Accounts	37,299.46
Servicing Fee	(162,722.26)
Transfer to Collection Account	-
Available Funds	11,354,042.61

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	90,008.11
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	6,221,443.59
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	745,835.36

Total Distributions of Available Funds	11,354,042.61

Servicing Fee	162,722.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 05/15/23	186,523,074.19
Principal Paid	10,470,492.89
Note Balance @ 06/15/23	176,052,581.30

Class A-1
Note Balance @ 05/15/23	0.00
Principal Paid	0.00
Note Balance @ 06/15/23	0.00
Note Factor @ 06/15/23	0.0000000%

Class A-2a
Note Balance @ 05/15/23	0.00
Principal Paid	0.00
Note Balance @ 06/15/23	0.00
Note Factor @ 06/15/23	0.0000000%

Class A-2b
Note Balance @ 05/15/23	0.00
Principal Paid	0.00
Note Balance @ 06/15/23	0.00
Note Factor @ 06/15/23	0.0000000%

Class A-3
Note Balance @ 05/15/23	71,443,074.19
Principal Paid	10,470,492.89
Note Balance @ 06/15/23	60,972,581.30
Note Factor @ 06/15/23	21.6368280%

Class A-4
Note Balance @ 05/15/23	76,830,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	76,830,000.00
Note Factor @ 06/15/23	100.0000000%

Class B
Note Balance @ 05/15/23	25,500,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	25,500,000.00
Note Factor @ 06/15/23	100.0000000%

Class C
Note Balance @ 05/15/23	12,750,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	12,750,000.00
Note Factor @ 06/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	137,714.36
Total Principal Paid	10,470,492.89
Total Paid	10,608,207.25

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	37,507.61
Principal Paid	10,470,492.89
Total Paid to A-3 Holders	10,508,000.50

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1624603
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.3519405
Total Distribution Amount	12.5144008

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1331001
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.1557590
Total A-3 Distribution Amount	37.2888591

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	594.19
Noteholders' Principal Distributable Amount	405.81

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/23	8,498,098.59
Investment Earnings	35,855.93
Investment Earnings Paid	(35,855.93)
Deposit/(Withdrawal)	-
Balance as of 06/15/23	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$682,438.50	$437,420.95	$405,071.17
Number of Extensions	40	27	26
Ratio of extensions to Beginning of Period Receivables Balance	0.35%	0.21%	0.19%